Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Income Statement [Abstract]
Gain from the sale of discontinued operation	$ 120,484	$ 788,015	$ 788,015
Income Tax Expense (Benefit)	$ (45,784)	$ (96,765)	$ (458,047)